Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	As of March 31,
	2020	2021
	RMB	RMB
Advance from customers	16,866	38,769
Accrued payroll	9,031	8,335
VAT payable	5,823	3,900
Refund liabilities	110	2
Product warranty	105	253
Deferred revenue	-	1,000
Other payables	2,977	7,831
Total	34,912	60,090